Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share [Abstract]
Earnings per share

17.  Earnings per share

a)   Basic earnings per share

The basic earnings per share was calculated based on the weighted average number of common and preferred shares outstanding, as shown in the calculations below:

	Years ended December 31
	2019	2018 (1)	2017 (1)
Net earnings attributable to the Organization's common shareholders (R$ thousand)	10,035,723	7,916,635	8,157,920
Net earnings attributable to the Organization's preferred shareholders (R$ thousand)	10,987,300	8,667,280	8,931,444
Weighted average number of common shares outstanding (thousands)	4,025,988	4,025,988	4,025,988
Weighted average number of preferred shares outstanding (thousands)	4,007,025	4,007,025	4,007,025
Basic earnings per share attributable to common shareholders of the Organization (in Reais)	2.49	1.97	2.03
Basic earnings per share attributable to preferred shareholders of the Organization (in Reais)	2.74	2.16	2.23

(1) All share amounts presented for prior periods have been adjusted to reflect the bonus share issue approved at the Special Shareholders' Meeting held on March 11, 2019, in the proportion of two new shares for every 10 shares held.

b)   Diluted earnings per share

Diluted earnings per share are the same as basic earnings per share since there are no potentially dilutive instruments.